Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity [Abstract]
Stockholders' Equity

9. Stockholders’ Equity

The Company is authorized to issue 170,000,000 shares, of which 100,000,000 shares are designated as Class A common stock, with a par value of $0.0001 per share (the “Class A Common Stock”), 20,000,000 shares are designated as Class B common stock, with a par value of $0.0001 per share (the “Class B Common Stock”), and 50,000,000 shares are designated as Preferred Stock, with a par value of $0.0001 per share (the “Preferred Stock”).

Each outstanding share of Class A common stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class A common stock is entitled to one (1) vote for each share of Class A common stock held by such holder.

Each outstanding share of Class B common stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class B common stock is entitled to twenty-five (25) votes for each share of Class B common stock held by such holder. Each Class B common stock is convertible to 1/100th of 1 share of Class A common stock.

All shares of Class A common stock and Class B common stock (collectively “common stock”) will be identical and will entitle the holders thereof to the same rights and privileges, except as otherwise provided above.

Convertible Series A Preferred Stock

On June 30, 2023, the Company amended its articles of incorporation by the filing of a certificate of designation for the Series A Preferred Stock. One million shares of the Series A Preferred Stock are authorized under the Series A Certificate of Designation, with each having a stated value of $10.00 per share, with a par value of $0.0001. The Series A Preferred Stock earns a dividend rate equal to 12% of the stated rate per annum, which such dividend may be payable either in cash or in-kind at the sole option of the Company.

Holders of shares of the Series A Preferred Stock are entitled to a liquidation preference in the event of any dissolution, liquidation or winding up of the Company equal to the stated value plus any accrued and unpaid dividends on such stock. Holders of shares of Series A Preferred Stock are also entitled to convert such shares at any time and from time, at the option of such holder, into a number of shares of Class A common stock equal to the stated value divided by a conversion price. The conversion price is equal to 60% of the dollar volume-weighted average price for shares for the Company’s Class A common stock for the three trading days immediately preceding the date of the conversion. However, the conversion price can never be less than 50% of the per-share price for shares of Class A common stock during the Company’s initial public offering. For any conversion during the Company’s initial three days of market trading, the conversion price will be equal to 60% of the price for the Company’s underwritten initial public offering.

On October 2023, the Company amended its article of incorporation to increase the total number of shares of preferred stock designated as Series A preferred stock to 2,000,000 shares.

The conversion price of the convertible series A preferred stock to be no less than $1.00 per share, as adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction conducted after the date of the series A preferred stock amendment.

The holders of the Series A Preferred Stock have the right to vote on all matters submitted to a vote of shareholders on an as-if-converted basis together with the holders of shares of the Company’s Class A and Class B common stock, voting together as a single class.

On June 30, 2023, the Company issued 442 shares of Series A Preferred Stock to the holders of the Bridge Notes in exchange for the Bridge Notes (the “Exchange”).

In connection with the Exchange, the Company also issued warrants (the “New Warrants”) to purchase additional shares of Class A common stock. The New Warrants were issued in exchange for the existing warrants held by the former Bridge Note holders. The exercise price of the shares to be issued pursuant to the New Warrants is $10,000 per share. The number of shares to be issued upon exercise of the New Warrants is equal to the quotient of 75% of the outstanding Series A Preferred Stock value divided by the exercise price, amounting to 332 shares. Also, in connection with the Exchange, the Company entered into new registration rights agreements (the “New Registration Rights Agreements”) with each of holders, pursuant to which the Company has agreed to register the public resale of the shares of Class A common stock issuable upon conversion of the Series A Preferred Stock and upon exercise of the under the New Warrants. The New Registration Rights Agreements supersede in their entirety the prior registration rights agreements with the former senior secured lenders. If Company did not close the initial public offering on or before September 1, 2023, the Exchange Agreements would have been deemed rescinded, and the former Bridge Notes would have been deemed reinstated. As the offering was outside the control of the Company the Company did not recognize the full extinguishment of the Bridge Notes until the IPO was completed on August 31, 2023. The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A Preferred Stock on the date of the IPO due to the $4 (pre-Reverse Split) offering price related to the IPO being known as of that date.

As of September 30, 2025 and December 31, 2024, there were no shares of Series A Preferred Stock outstanding, respectively.

Convertible Series B Preferred Stock

On July 28, 2025, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain accredited investors named therein. Pursuant to the Securities Purchase Agreement, up to 7,590 shares of the Company’s Series B convertible preferred stock, par value $0.0001 per share (the “Series B Preferred Stock” or “Preferred Stock”) and accompanying warrants (“Warrants”) to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) may be purchased for an aggregate purchase price of up to $10 million in one or more closings (each a “Closing”).

On July 29, 2025, pursuant to the Securities Purchase Agreement, the Company issued and sold, and certain investors purchased, in a private placement (the “Private Placement”): 6,340 shares of the Series B Preferred Stock and 6,340,000 Warrants to purchase shares of Common Stock for aggregate proceeds of approximately $5 million, paid in cash and through the transfer of 514,286 shares of Stella Diagnostics Series D Preferred Stock, in lieu of cash. The shares were initially recognized at the negotiated transaction price of $5.00 per share (totaling $2.57 million), which represented the most reliably determinable fair value at the acquisition date and reflected on the unaudited condensed consolidated balance sheet as investment – equity securities. On September 9, 2025, the Company completed an additional closing, issuing 1,253 shares of Series B preferred stock and 1,252,500 warrants for aggregate proceeds of approximately $1 million.

The Warrants expire on the fifth anniversary of their initial exercisability date and have an initial exercise price of $1.00, subject to adjustment as set forth therein. The exercise price of the Warrants will be subject to adjustment upon lower priced securities issuances, or upon certain triggering events which consist of specific types of default under the terms of the transaction documents. In no event can the conversion and exercise price go below $0.1879, subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations and similar events.

Each holder of Series B Preferred Stock may convert all, or any part, of the outstanding Series B Preferred Stock, at any time at such holder’s option, into shares of the Common Stock (which converted shares of Common Stock are referred to as “Conversion Shares” herein) at the fixed “Conversion Price” of $1.00 which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions.

The holders of the Series B Preferred Stock shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Common Stock, except as provided in the Certificate of Designations (or as otherwise required by applicable law).

As of September 30, 2025 and December 31, 2024, there were 7,593 and 0 shares of Series B Preferred Stock outstanding, respectively.

Nasdaq Compliance

The Company had received a notice letter from Nasdaq on April 10, 2025 stating that, based on stockholders’ equity as reported in the Annual Report on Form 10-K for the fiscal year ended December 31, 2024, the Company was not in compliance with the minimum stockholders’ equity requirement for continued inclusion on the Nasdaq Capital Market. On August 26, 2025, following the first closing of a private placement of Series B convertible preferred stock, which is discussed above, Nasdaq notified the Company that it determined that the Company complies with Nasdaq’s minimum stockholders’ equity requirement.

Common Stock & Pre-Funded Warrants

On March 25, 2025, the Company entered into a securities purchase agreement with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor  in a registered direct offering (the “Offering”) 207,896 shares of Class A common stock, pre-funded warrants to purchase up to 885,000 shares of Class A common stock, five-year warrants (the “Series A Warrants”) to purchase up to 1,092,896 shares of Class A common stock and eighteen-month warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Common Warrants”) to purchase up to 1,092,896 shares of Class A common stock. Gross proceeds from the Offering, before deducting the placement agent’s fees and other offering expenses, were $2,000,000. Each Common Warrant has an exercise price per share of $1.83 and was exercisable beginning on June 11, 2025.

Crone Consulting Agreement

On June 30, 2025, the Company entered into a consulting agreement with Mark Crone. As consideration for legal consulting services, the Company issued 200,000 shares of common stock to Mr. Crone pursuant to the Company’s 2022 Equity Incentive Plan. The agreement may be terminated by either party at any time and for any reason and also contains standard confidentiality clauses. The shares were issued on July 30, 2025 pursuant to this agreement. For the three and nine months ended September 30, 2025, the Company recorded $164,000 in consulting fees related to this agreement.

Alchemy Consulting Agreement

On July 2, 2025, the Company entered into a consulting agreement with Alchemy Advisory, LLC (“Alchemy”). As consideration for consulting services, the Company issued 350,000 shares of common stock to Alchemy pursuant to the Company’s 2022 Equity Incentive Plan. The agreement may be terminated by either party at any time and for any reason and also contains standard confidentiality clauses. The shares were issued on July 2, 2025 pursuant to this agreement. For the three and nine months ended September 30, 2025, the Company recorded $236,000 in consulting fees related to this agreement.

10.	Stockholders’ Equity

The Company is authorized to issue 25,000,000 shares, of which 4,000,000 shares are designated as Class A common stock, with a par value of $0.0001 per share (the “Class A Common Stock”), 20,000,000 shares are designated as Class B common stock, with a par value of $0.0001 per share (the “Class B Common Stock”), and 1,000,000 shares are designated as Preferred Stock, with a par value of $0.0001 per share (the “Preferred Stock”).

Each outstanding share of Class A Common Stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class A Common Stock is entitled to one (1) vote for each share of Class A Common Stock held by such holder.

Each outstanding share of Class B Common Stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class B Common Stock is entitled to twenty-five (25) votes for each share of Class B Common Stock held by such holder.

All shares of Class A Common Stock and Class B Common Stock (collectively “Common Stock”) will be identical and will entitle the holders thereof to the same rights and privileges, except as otherwise provided above.

On November 15, 2022, the Company amended the consulting agreement with Alchemy Advisory, LLC until June 30, 2023. The contract amendment stipulates an additional fee of $40,000 as well as 33 restricted shares of the Company’s Class A Common Stock. The Company recorded the $144,168 fair value of the common stock with $0 and $108,126 expensed during the years ended December 31, 2024 and 2023, respectively. The Company amortizes the cost of the common stock issued over the life of the agreement.

On November 15, 2022, the Company entered into a consulting agreement with 662 Capital LLC. The contract stipulates the Company will issue 17 restricted shares of the Company’s Class A Common Stock for services rendered. The Company recorded the $72,084 fair value of the common stock with $0 and $54,063 expensed during the years ended December 31, 2024 and 2023, respectively. The Company amortizes the cost of the common stock issued over the life of the agreement.

Convertible Series A preferred stock

On June 30, 2023, the Company amended its articles of incorporation by the filing of a certificate of designation for the Series A preferred stock. One million shares of the Series A Preferred stock are authorized under the Series A Certificate of Designation, with each such having a stated value of $10.00 per share, with a par value of $0.0001. The Series A preferred stock earns a dividend rate equal to 12% of the stated rate per annum, which such dividend may be payable either in cash or in-kind at the sole option of the Company.

Holders of shares of the Series A preferred stock are entitled to a liquidation preference in the event of any dissolution, liquidation or winding up of the Company equal to the stated value plus any accrued and unpaid dividends on such stock. Holders of shares of Series A preferred stock are also entitled to convert such shares at any time and from time, at the option of such holder, into a number of shares of Class A common stock equal to the stated value divided by a conversion price. The conversion price is equal to 60% of the dollar volume-weighted average price for shares for the Company’s Class A common stock for the three trading days immediately preceding the date of the conversion. However, the conversion price can never be less than 50% of the per-share price for shares of Class A common stock during the Company’s initial public offering. For any conversion during the Company’s initial three days of market trading, the conversion price will be equal to 60% of the price for the Company’s underwritten initial public offering.

On November 7, 2023, the Company amended its article of incorporation to increase the total authorized preferred stock by 2,000,000 shares.

The conversion price of the convertible series A preferred stock to be no less than $1.00 per share, as adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction conducted after the date of the series A preferred stock amendment.

The holders of the Series A preferred stock have the right to vote on all matters submitted to a vote of shareholders on an as-if-converted basis together with the holders of shares of the Company’s Class A and Class B common stock, voting together as a single class.

On June 30, 2023, the Company issued 442 shares of Series A preferred stock to the holders of the Bridge Notes in exchange for the Bridge Notes (the “Exchange”).

In connection with the Exchange, the Company also issued warrants (the “New Warrants”) to purchase additional shares of Class A common stock. The New Warrants were issued in exchange for the existing warrants held by the former Bridge Note holders. The exercise price of the shares to be issued pursuant to the New Warrants is the price of the shares of Class A common stock to be issued in this offering. The number of shares to be issued upon exercise of the New Warrants is equal to the quotient of 75% of the outstanding Series A preferred stock value divided by the exercise price. Also, in connection with the Exchange, the Company entered into new registration rights agreements (the “New Registration Rights Agreements”) with each of holders, pursuant to which the Company has agreed to register the public resale of the shares of Class A common stock issuable upon conversion of the Series A preferred stock and upon exercise of the under the New Warrants. The New Registration Rights Agreements supersede in their entirety the prior registration rights agreements with the former senior secured lenders. If the Company does not close this offering on or before September 1, 2023, the Exchange Agreements will be deemed rescinded, and the former Bridge Notes will be deemed reinstated. As the offering was outside the control of the Company the Company did not recognize the full extinguishment of the Bridge Notes until the IPO was completed on August 31, 2023.  The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A preferred stock on the date of the IPO due to the $4 offering price related to the IPO being known as of that date.

As of December 31, 2024 all of the convertible Series A preferred stock has been converted and there are no remaining shares outstanding.